UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX-A

AMENDED ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:  811-09090

Exact name of registrant as specified in charter:  Ameristock Mutual Fund, Inc.

Address of principal executive offices:  1302 Harbor Bay Parkway Suite 145, Alameda, CA, 94502

Name and address of agent for service:  ALPS Mutual Funds Services Inc., 1625 Broadway Suite 2200, Denver, CO, 80202

Registrant’s telephone number, including area code:  510-522-3336

Date of fiscal year end: June 30

Date of reporting period:  July 1, 2004 – June 30, 2005

Item 1. Proxy Voting Record.

Meeting Date	Company Name	Ticker	CUSIP	Proposals	Proposals	Proposals	Proposals	Proposals

July 16, 2004	Dell Inc.	DELL	24702R101	Directors	Appointment of independent auditors	Expense stock options
				Issuer Proposal	Issuer Proposal	Security holder proposal
				Voted for	Voted for	Voted for
				For management	For management	Against management

October 20, 2004	The Procter & Gamble Company	PG	742718109	Directors	Independent accountant	Increase authorized number of shares of common stock	Amendment - annual election of directors	In-home food studies for pet nutrition
				Issuer proposal	Issuer proposal	Issuer proposal	Issuer proposal	Shareholder proposal
				Voted for	Voted for	Voted for	Voted for	Voted against
				For management	For management	For management	Against management	For management

October 28, 2004	Wachovia Corporation	WB	929903102	Plan of Merger
Issuer proposal
Voted for
For management

October 28, 2004	Sara Lee Corporation	SLE	803111103	Directors	Independent auditors	Charitable contributions
				Issuer proposal	Issuer proposal	Shareholder proposal
				Voted for	Voted for	Voted against
				For management	For management	For management

November 9, 2004	Microsoft Corporation	MSFT	594918104	Directors	Amendments to 1991 and 2001 stock option plan	Amendments to 1999 stock option plan	Performance criteria for awards under 2001 stock plan	Independent auditor
				Issuer proposal	Issuer proposal	Issuer proposal	Issuer proposal	Issuer proposal
				Voted for	Voted for	Voted for	Voted for	Voted for
				For management	For management	For management	For management	For management

February 11, 2005	The Walt Disney Company	DIS	254687106	Directors	Public accountants	Approve 2005 stock incentive plan	Greenmail	China labor standards
				Issuer proposal	Issuer proposal	Issuer proposal	Shareholder proposal	Shareholder proposal
				Voted for	Voted for	Voted against	Voted for	Voted against
				For management	For management	Against management	Against management	For management

March 1, 2005	Agilent Technologies Inc.	A	00846U101	Directors	Independent public accountant	Performance based compensation plan for covered employees
				Issuer proposal	Issuer proposal	Issuer proposal
				Voted for	Voted for	Voted against
				For management	For management	Against management

March 16, 2005	Hewlett-Packard Company	HP	428236103	Directors	Independent public accounting firm	Amendment to 2000 employee stock purchase plan
				Issuer proposal	Issuer proposal	Issuer proposal
				Voted for - Except #2, P.C. Dunn	Voted for	Voted against
				For management	For management	Against management

April 13, 2005	Caterpillar Inc.	CAT	149123101	Directors	Ratify auditors	Rights plan	Code of conduct	Global pandemics
				Issuer proposal	Issuer proposal	Shareholder proposal	Shareholder proposal	Shareholder proposal
				Voted for	Voted for	Voted for	Voted against	Voted against
				For management	For management	Against management	For management	For management

Director election
Shareholder proposal
Voted against
For management

April 19, 2005	Wachovia Corporation	WB	929903102	Directors	Appointment of KPMG as auditors
				Issuer proposal	Issuer proposal
				Voted for	Voted for
				For management	For management

April 19, 2005	The Coca-Cola Company	KO	191216100	Directors	Independent auditors	Delegation of inquiry to Columbia	Restricted stock	Severence agreements
				Issuer proposal	Issuer proposal	Shareholder proposal	Shareholder proposal	Shareholder proposal
				Voted for	Voted for	Voted against	Voted against	Voted against
				For management	For management	For management	For management	For management

April 19, 2005	Citigroup Inc.	C	172967101	Directors	Ratify KPMG	Approve Amended & Restated 1999 Stock Incentive Plan	Curb on Executive Compensation	Report on Political Contributions
				Issuer Proposal	Issuer Proposal	Issuer Proposal	Shareholder Proposal	Shareholder Proposal
				Voted for	Voted for	Abstain	Voted against	Voted against
				For Management	For Management	Abstain	For Management	For Management

				Chairman — no management duties	Limit CEO Compensation	Election of directors by majority vote	By-Law Amendment prohibiting non-deductable compensation	Simple majority vote for shareholder issues
				Shareholder Proposal	Shareholder Proposal	Shareholder Proposal	Shareholder Proposal	Shareholder Proposal
				Voted against	Voted against	Voted against	Voted against	Voted against
				For Management	For Management	For Management	For Management	For Management

April 19, 2005	Washington Mutual, Inc.	WM	939322103	Directors	Independent auditors
				Issuer proposal	Issuer proposal
				Voted for	Voted for
				For management	For management

April 21, 2005	Texas Instruments Inc.	TXN	882508104	Directors	Ratify appointment of public accounting firm	Approve 2005 employee stock purchase plan	Reapprove terms of performance goals of 2000 incentive plan
				Issuer proposal	Issuer proposal	Issuer proposal	Issuer proposal
				Voted for	Voted for	Voted for	Voted for
				For management	For management	For management	For management

April 21, 2005	Wyeth	WYE	983024100	Directors	Independent public accounants	Adopt 2005 Stock incentive plan	Reimporation of prescription drugs	Separate roles of chairman and CEO
				Issuer proposal	Issuer proposal	Issuer proposal	Shareholder proposal	Shareholder proposal
				Voted for	Voted for	Voted against	Voted against	Voted against
				For management	For management	Against management	For management	For management

				Disclosure of political contributions	Discontinue promoting of Premarin and protection of Mares

				Shareholder proposal	Shareholder proposal
				Voted against	Voted against
				For management	For management

April 22, 2005	Abbott Laboratories	ABT	002824100	Directors	Ratification of Auditors	Executive Compensation	Performance Based Options	In Vitro Testing
				Issuer Proposal	Issuer Proposal	Shareholder Proposal	Shareholder Proposal	Shareholder Proposal
				Voted for	Voted for	Voted against	Voted against	Voted against
				For management	For management	For management	For management	For management

				Political Contributions	HIV/AIDS-TB-Malaria Pandemics	Separating the roles of chair and CEO
				Shareholder Proposal	Shareholder Proposal	Shareholder Proposal
				Voted against	Voted against	Voted against
				For management	For management	For management

April 22, 2005	Merrill Lynch & Co. Inc.	MER	590188108	Directors	Appointment of Deloitte & Touche	Director Stock Unit Plan	Institute Cumulative Voting	Limit CEO Compensation
				Issuer Proposal	Issuer Proposal	Issuer Proposal	Shareholder Proposal	Shareholder Proposal
				Voted for	Voted for	Voted for	Voted against	Voted against
				For Management	For Management	For Management	For Management	For Management

April 25, 2005	Bellsouth Corporation	BLS	79860102	Directors	Independent public accountant	Disclosure of political contributions
				Issuer proposal	Issuer proposal	Shareholder proposal
				Voted for	Voted for	Voted against
				For management	For management	For management

April 26, 2005	Merck & Co. Inc.	MRK	589331107	Directors	Independent public accountant	Stock options	Non-deductible executive compensation	Elimination of animal-based testing
				Issuer proposal	Issuer proposal	Shareholder proposal	Shareholder proposal	Shareholder proposal
				Voted for	Voted for	Voted for	Voted against	Voted against
				For management	For management	Against management	For management	For management

				Separate role of Board Chair and CEO	Availability of products to Canadian wholesalers	Use of shareholder resources for political purposes	Report on Global HIV/Aids-TB-Malaria
				Shareholder proposal	Shareholder proposal	Shareholder proposal	Shareholder proposal
				Voted against	Voted against	Voted against	Voted against
				For management	For management	For management	For management

April 26, 2005	International Business Machines Corp.	IBM	459200101	Directors	Independent public accounting firm	Cumulative voting	Pension and retirement medical	Executive compensation
				Issuer proposal	Issuer proposal	Shareholder proposal	Shareholder proposal	Shareholder proposal
				Voted for	Voted for	Voted against	Voted against	Voted against
				For management	For management	For management	For management	For management

				Expensing stock options	Disclosure of executive compensation	Offshoring
				Shareholder proposal	Shareholder proposal	Shareholder proposal
				Voted for	Voted against	Voted against
				Against management	For management	For management

April 26, 2005	The PNC Financial Services Group	PNC	693475105	Directors	Independent auditors
				Issuer proposal	Issuer proposal
				Voted for	Voted for
				For management	For management

April 27, 2005	ChevronTexaco Corporation	CVX	166764100	Directors	Independent Public Accountants	Directors’ Compensation	Executive Severence	Option Expensing
				Issuer Proposal	Issuer Proposal	Shareholder Proposal	Shareholder Proposal	Shareholder Proposal
				Voted for	Voted for	Voted against	Voted against	Voted against
				For management	For management	For management	For management	For management

April 27, 2005	General Electric Company	GE	369604103	Directors	Independent auditor	Cumulative voting	Nuclear risk	PCB Cleanup costs
				Issuer proposal	Issuer proposal	Shareholder proposal	Shareholder proposal	Shareholder proposal
				Voted for	Voted for	Voted against	Voted against	Voted against
				For management	For management	For management	For management	For management

				Curb over-extended directors	Report on sustainability	Disclose political contributions	Animal testing
				Shareholder proposal	Shareholder proposal	Shareholder proposal	Shareholder proposal
				Voted against	Voted against	Voted against	Voted against
				For management	For management	For management	For management

April 27, 2005	E.I. Du Pont De Nemours and Co.	DD	263534109	Directors	Independent public accountant	Government service	International workplace standards	Executive compensation
				Issuer proposal	Issuer proposal	Shareholder proposal	Shareholder proposal	Shareholder proposal
				Voted for	Voted for	Voted against	Voted against	Voted against
				For management	For management	For management	For management	For management

				Animal testing	Genetically modified food	Performance-based options	Disclose PFOA costs
				Shareholder proposal	Shareholder proposal	Shareholder proposal	Shareholder proposal
				Voted against	Voted against	Voted against	Voted against
				For management	For management	For management	For management

April 27, 2005	Bank of America Corp.	BAC	060505104	Directors	Independent public accountants	Political contributions	Nomination of directors
				Issuer proposal	Issuer proposal	Shareholder proposal	Shareholder proposal
				Voted for	Voted for	Voted against	Voted against
				For management	For management	For management	For management

April 28, 2005	Pfizer Inc.	PFE	717081103	Directors	Independent public accountant	Term limits for directors	Report on increasing access to products	Importation of prescription drugs
				Issuer proposal	Issuer proposal	Shareholder proposal	Shareholder proposal	Shareholder proposal
				Voted for	Voted for	Voted against	Voted against	Voted against
				For management	For management	For management	For management	For management

				Political contributions	Product availability in Canada	Separate roles of Chairman and CEO / Access to products
				Shareholder proposal	Shareholder proposal	Shareholder proposal
				Voted against	Voted against	Voted against
				For management	For management	For management

April 29, 2005	SBC Communications Inc.	SBC	78387G103	Directors	Independent auditors	Stock purchase and deferral plan	Report on political contributions	Report on executive compensation
				Issuer proposal	Issuer proposal	Issuer proposal	Shareholder proposal	Shareholder proposal
				Voted for	Voted for	Voted against	Voted against	Voted against
				For management	For management	Against management	For management	For management

				Performance and time based restricted share program	Simple majority vote
				Shareholder proposal	Shareholder proposal
				Voted against	Voted for
				For management	Against management

May 2, 2005	The Boeing Company	BA	097023105	Directors	Appointment of independent auditor	Adopt human rights policies	Report on military contracts	Report on political contributions
				Issuer proposal	Issuer proposal	Shareholder proposal	Shareholder proposal	Shareholder proposal
				Voted for	Voted for	Voted against	Voted against	Voted against
				For management	For management	For management	For management	For management

				Declassify board of directors	Adopt simple majority vote	Majority vote shareholder committee	Independent board chairman
				Shareholder proposal	Shareholder proposal	Shareholder proposal	Shareholder proposal
				Voted for	Voted for	Voted against	Voted against
				Against management	Against management	For management	For management

May 3, 2005	Bristol-Meyers Squibb	BMY	110122108	Directors	Independent auditing firm	Restated certitificate of incorporation	Political contributions	HIV/AIDS - TB - Malaria
				Issuer Proposal	Issuer Proposal	Issuer Proposal	Shareholder Proposal	Shareholder Proposal
				Voted for	Voted for	Voted for	Voted against	Voted against
				For management	For management	For management	For management	For management

				Animal Testing	Separate Chairman and CEO	Restatement Situations	Restricted Stock	Director Vote Threshold
				Shareholder Proposal	Shareholder Proposal	Shareholder Proposal	Shareholder Proposal	Shareholder Proposal
				Voted against	Voted against	Voted for	Voted against	Voted against
				For management	For management	Against Management	For management	For management

May 4, 2005	Pepsico, Inc.	PEP	713448108	Directors	Auditors	Disclosure of political contributions
				Issuer proposal	Issuer proposal	Shareholder proposal
				Voted for	Voted for	Voted against
				For management	For management	For management

May 5, 2005	Verizon Communications Inc.	VZ	92343V104	Directors	Independent public accountant	Cumulative voting	Majority vote for election of directors	Board composition
				Issuer proposal	Issuer proposal	Shareholder proposal	Shareholder proposal	Shareholder proposal
				Voted for	Voted for	Voted against	Voted against	Voted against
				For management	For management	For management	For management	For management

				Separate Chairman and CEO	Directors’ liability	Report on political contributions
				Shareholder proposal	Shareholder proposal	Shareholder proposal
				Voted against	Voted against	Voted against
				For management	For management	For management

May 10, 2005	3M Company	MMM	88579Y101	Directors	Independent Public Accountants	Management Stock Ownership Program	Animal Testing	Operations in China
				Issuer Proposal	Issuer Proposal	Issuer Proposal	Shareholder Proposal	Shareholder Proposal
				Voted for	Voted for	Voted against	Voted against	Voted against
				For management	For management	Against management	For management	For management

May 11, 2005	McDonald’s Corporation	MCD	580135101	Directors	Independent public accounting firm	Genetic engineering of food and seed
				Issuer proposal	Issuer proposal	Shareholder proposal
				Voted for	Voted for	Voted against
				For management	For management	For management

May 12, 2005	The Dow Chemical Company	DOW	260543103	Directors	Independent public accountants	Toxic substances
				Issuer proposal	Issuer proposal	Shareholder proposal
				Voted for	Voted for	Voted against
				For management	For management	For management

May 12, 2005	Duke Energy Corporation	DUK	264399106	Directors	Eliminate classification of board of directors	Independent auditors
				Issuer proposal	Issuer proposal	Issuer proposal
				Voted for	Voted for	Voted for
				For management	For management	For management

May 12, 2005	Ford Motor Company	F	345370860	Directors	Independent accounting firm	Disclosure of officer compensation	Company reporting on café lobbying efforts	Limiting compensation for named executives
				Issuer Proposal	Issuer Proposal	Shareholder proposal	Shareholder proposal	Shareholder proposal
				Did not vote - already sold Ford	Did not vote - already sold Ford	Did not vote - already sold Ford	Did not vote - already sold Ford	Did not vote - already sold Ford

				Tying executive compensation to reduction of greehouse gas emissions	Recapitalization plan - one vote per share	Committee of BOD - Conflict of Interest
				Shareholder proposal	Shareholder proposal	Shareholder proposal
				Did not vote - already sold Ford	Did not vote - already sold Ford	Did not vote - already sold Ford

May 17, 2005	The Allstate Corporation	ALL	020002101	Directors	Independent auditors	Cumulative voting for directors
				Issuer proposal	Issuer proposal	Shareholder proposal
				Voted for	Voted for	Voted against
				For management	For management	For management

May 18, 2005	Intel Corporation	INTC	458140100	Directors	Ratification of public accountant	Extension of 2004 equity incentive plan	Extension of executive officer plan
				Issuer Proposal	Issuer Proposal	Issuer Proposal	Issuer Proposal
				Voted for	Voted for	Voted against	Voted against
				For management	For management	Against management	Against management

May 25, 2005	Exxon Mobil Corporation	XOM	30231G102	Directors	Independent auditors	Political contributions	Board compensation	Industry experience
				Issuer Proposal	Issuer Proposal	Shareholder Proposal	Shareholder Proposal	Shareholder Proposal
				Voted for	Voted for	Voted against	Voted against	Voted against
				For management	For management	For management	For management	For management

				ACEH security report	Amendment of EEO Policy	Biodiversity impact report	Climate science report	Kyoto compliance report
				Shareholder Proposal	Shareholder Proposal	Shareholder Proposal	Shareholder Proposal	Shareholder Proposal
				Voted against	Voted against	Voted against	Voted against	Voted against
				For management	For management	For management	For management	For management

May 26, 2005	The Home Depot, Inc.	HD	437076102	Directors	Ratify KPMG	Shareholder nominations for directors	Approve 2005 omnibus stock incentive plan	Employment diversity report
				Issuer Proposal	Issuer Proposal	Issuer Proposal	Issuer Proposal	Shareholder Proposal
				Voted for	Voted for	Voted for	Voted against	Voted against
				For management	For management	For management	Against management	For management

				Method of voting	Nondeductable compensation	Future severance agreements	Performance and time-based restricted shares	Performance-based options
				Shareholder Proposal	Shareholder Proposal	Shareholder Proposal	Shareholder Proposal	Shareholder Proposal
				Voted against	Abstain	Voted against	Voted against	Voted against
				For management	Abstain	For management	For management	For management

Political Non-partisanship
Shareholder Proposal
Voted against
For management

June 1, 2005	Comcast Corporation	CMCSA	20030N101	Directors	Independent auditors	2002 restricted stock plan	Disclose political contributions	Chairman of Board - no managerial responsibilities
				Issuer Proposal	Issuer Proposal	Issuer Proposal	Shareholder Proposal	Shareholder Proposal
				Voted for	Voted for	Voted for	Voted against	Voted against
				For management	For management	For management	For management	For management

				Eliminate shareholder rights plan	Adopt a recapitalization plan
				Shareholder Proposal	Shareholder Proposal
				Voted against	Voted against
				For management	For management

June 3, 2005	Wal-Mart Stores, Inc.	WMT	931142103	Directors	Approval of 2005 amended stock incentive plan	Ratifcation of independent accountants	Executive compensation framework	Sustainability report
				Issuer Proposal	Issuer Proposal	Issuer Proposal	Shareholder Proposal	Shareholder Proposal
				Voted for	Voted for	Voted for	Voted against	Voted against
				For management	For management	For management	For management	For management

				Equity compensation report	Political contributions report	Equal employment opportunity report	Director election - majority vote	Board Independence
				Shareholder Proposal	Shareholder Proposal	Shareholder Proposal	Shareholder Proposal	Shareholder Proposal
				Voted against	Voted against	Voted against	Voted against	Voted against
				For management	For management	For management	For management	For management

Performance-vesting shares
Shareholder Proposal
Voted against
For management

June 7, 2005	General Motors Corporation	GM	370442105	Directors	Ratify independent accountants	Eliminate awarding, repricing or renewing stock options	Adopt cumulative voting	Report on greenhouse gas emissions
				Issuer Proposal	Issuer Proposal	Shareholder Proposal	Shareholder Proposal	Shareholder Proposal
				Voted for	Voted for	Voted against	Voted against	Voted against
				For management	For management	Against management	For management	For management

				Stockholder approval for future golden parachutes	Simply majority vote proposal
				Shareholder Proposal	Shareholder Proposal
				Voted against	Voted against
				For management	For management

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  Ameristock Mutual Fund, Inc.

By (Signature and Title):	/s/ Nicholas Gerber
Nicholas Gerber, President

Date:  December 20, 2005